Schedule of Other Current Assets (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Other Current And Non-current Assets Schedule Of Other Current Assets 1	$ 3,572,368
Other Current And Non-current Assets Schedule Of Other Current Assets 2	7,412,911
Other Current And Non-current Assets Schedule Of Other Current Assets 3	3,117,907
Other Current And Non-current Assets Schedule Of Other Current Assets 4	0
Other Current And Non-current Assets Schedule Of Other Current Assets 5	105,081
Other Current And Non-current Assets Schedule Of Other Current Assets 6	221,153
Other Current And Non-current Assets Schedule Of Other Current Assets 7	144,015
Other Current And Non-current Assets Schedule Of Other Current Assets 8	154,100
Other Current And Non-current Assets Schedule Of Other Current Assets 9	16,477
Other Current And Non-current Assets Schedule Of Other Current Assets 10	67,722
Other Current And Non-current Assets Schedule Of Other Current Assets 11	203,955
Other Current And Non-current Assets Schedule Of Other Current Assets 12	257,975
Other Current And Non-current Assets Schedule Of Other Current Assets 13	7,159,803
Other Current And Non-current Assets Schedule Of Other Current Assets 14	$ 8,113,861